Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Unrecognized tax positions	$ 0		$ 0		$ 0
Income tax benefit	$ (772,000)	$ (82,000)	$ (179,000)	$ (165,000)